Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4: INTANGIBLE ASSETS

The following is a summary of intangible assets as of December 31, 2015 and 2014:

	2015	2014
Customer lists	$3,980	$3,965
Patents	1,013	1,013
Total intangible assets	4,993	4,978
Accumulated amortization	(4,141)	(3,074)
Intangible assets, net	$852	$1,904

Amortization expense for the years ended December 31, 2015 and 2014 was $1,067 and $1,396, respectively. There was no impairment on these assets for this two-year period.